Right-of-use assets	12 Months Ended
Dec. 31, 2025
Right-of-use assets
Right-of-use assets
12	Right-of-use assets

	Properties	Motor vehicles	Total
	RMB’000	RMB’000	RMB’000
Cost
As of January 1, 2024	150,067	8,734	158,801
Additions	59,159	4,488	63,647
Derecognition	(60,738)	(5,059)	(65,797)
Effect of movement in exchange rates	300	—	300
As of December 31, 2024	148,788	8,163	156,951
Additions	50,963	4,611	55,574
Derecognition	(34,324)	—	(34,324)
Effect of movement in exchange rates	(287)	—	(287)
As of December 31, 2025	165,140	12,774	177,914
Accumulated depreciation:
As of January 1, 2024	(101,843)	(5,300)	(107,143)
Charge for the year	(36,609)	(1,875)	(38,484)
Derecognition	57,531	4,848	62,379
Effect of movement in exchange rates	(139)	—	(139)
As of December 31, 2024	(81,060)	(2,327)	(83,387)
Charge for the year	(48,624)	(2,155)	(50,779)
Derecognition	21,979	—	21,979
Effect of movement in exchange rates	143	—	143
As of December 31, 2025	(107,562)	(4,482)	(112,044)
Carrying amounts:
As of December 31, 2024	67,728	5,836	73,564
As of December 31, 2025	57,578	8,292	65,870

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Properties	34,630	36,609	48,624
Vehicles	1,575	1,875	2,155
	36,205	38,484	50,779
Interest on lease liabilities (Note 8)	2,853	2,275	2,745
Expense relating to short-term leases	933	1,686	8,357
	39,991	42,445	61,881

Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 21(d) and Note 22, respectively.

Notes:

(i)	Properties

The Group leases properties for its office premises, staff accommodations and garage. The leases of offices and parking space typically run for a period of one to five years.

(ii)	Vehicles

The Group leases vehicles with lease terms of five years.